Revenues (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total revenue	[1]	$ 5,100	$ 829	$ 46
Goods and services transferred over time [Member]
Statement Line Items [Line Items]
Total revenue		590	368	31
Goods transferred at a point in time [Member]
Statement Line Items [Line Items]
Total revenue		$ 4,510	$ 461	$ 15

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.